Other Income (Expense), Net (Tables)	12 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Schedule of Other Income (Expense), Net	Other income (expense), net consisted of the following:
	For the Years Ended June 30,
	2024	2023	2022
	US$	US$	US$
Non-project installation and maintenance revenue	$107,476	$90,353	$195,788
Rental income, net (1)	131,016	136,796	102,568
Brand charge	97,092	15,392	74,157
Waste sales	23,830	14,449	23,643
Interest income from fixed deposits	98,502	-	-
Government subsidies (2)	119,267	-	-
Other income	19,628	29,573	21,227
Other expense (3)	(10,383)	(292,024)	(17,931)
Total other income (expense), net	$586,428	$(5,461)	$399,452